Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 48,339	$ 10,316	$ 32,059	$ 18,093
Restricted cash	0	367	367
Restricted cash, net of current portion	4,170	4,170	4,170	367
Total cash, cash equivalents and restricted cash as shown in the condensed consolidated statements of cash flows	$ 52,509	$ 14,853	$ 36,596	$ 18,460